SHARE BASED COMPENSATION - Schedule of Stock Option Plan And Changes During period (Details) - Share-Based Payment Arrangement, Option [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance	6,122,120	8,457,664	1,255,249
Options granted	2,590,000	410,000	7,373,686
Options exercised	(771,374)	(50,000)	(34,166)
Options forfeited	(1,879,613)	(2,695,544)	(137,105)
Ending	6,061,133	6,122,120	8,457,664
Options exercisable	2,923,068	3,454,090
Options vested and expected to vest	6,061,133
Beginning Balance	$ 1.03	$ 0.8	$ 1.02
Weighted Average, Options granted	3.15	0.15	0.78
Weighted Average, Options exercised	0.16	0.16	0.16
Weighted Average, Options forfeited	0.39	0.18	2.24
Ending Balance	2.24	1.03	$ 0.8
Options exercisable	1.66	$ 0.8
Options vested and expected to vest	$ 2.24
Weighted- Average Remaining Contractual Life, Options outstanding	8 years 1 month 6 days	8 years
Weighted- Average Remaining Contractual Life, Options exercisable	7 years 2 months 12 days
Weighted- Average Remaining Contractual Life, Options vested and expected to vest	8 years 1 month 6 days
Aggregate Intrinsic, Options outstanding	$ 5,494,932	$ 12,985,500
Aggregate Intrinsic, Options exercisable	4,369,798
Aggregate Intrinsic, Options vested and expected to vest	$ 5,494,932